CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - CNY (¥) ¥ in Millions	Dec. 31, 2020	Dec. 31, 2019
Non-current assets
Property, plant and equipment, net	¥ 86,146	¥ 84,788
Construction in progress	32,407	39,222
Right-of-use assets	151,065	153,211
Goodwill	237	237
Interest in associates	2,449	3,322
Interest in joint ventures	3,225	3,124
Aircraft lease deposits	362	457
Other equity instrument investments	799	1,049
Other non-current financial assets	92	106
Derivative financial assets		3
Deferred tax assets	7,739	2,692
Other assets	2,877	1,979
Total non-current assets	287,398	290,190
Current assets
Inventories	1,760	1,893
Trade receivables	2,525	3,152
Other receivables	8,347	7,860
Cash and cash equivalents	25,419	1,849
Restricted bank deposits	117	102
Prepaid expenses and other current assets	732	1,591
Derivative financial assets	0	218
Amounts due from related companies	85	73
Total current assets	38,985	16,738
Current liabilities
Derivative financial liabilities	3,148	0
Borrowings	40,099	37,543
Lease liabilities	20,930	19,998
Trade payables	1,782	2,317
Contract liabilities	1,513	1,610
Sales in advance of carriage	3,997	10,303
Current income tax	462	563
Amounts due to related companies	357	170
Accrued expenses	15,920	15,745
Other liabilities	7,473	7,241
Total current liabilities	95,681	95,490
Non-current liabilities
Borrowings	38,134	13,637
Lease liabilities	100,283	114,076
Derivative financial liabilities	53	0
Other non-current liabilities	2,036	1,782
Provision for major overhauls	4,216	3,542
Deferred benefits and gains	769	833
Deferred tax liabilities	80	239
Total non-current liabilities	145,571	134,109
Net assets	85,131	77,329
Capital and reserves
Share capital	15,329	12,267
Reserves	54,255	51,839
Total equity attributable to equity shareholders of the Company	69,584	64,106
Non-controlling interests	15,547	13,223
Total equity	¥ 85,131	¥ 77,329